PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 11,290	$ 8,891
Less: accumulated depreciation		(6,660)	(4,283)
Total property and equipment, net	$ 16,359	4,631	4,609
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		7,795	5,396
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,496	$ 3,496